Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 25, 2011
Registrant Name	dei_EntityRegistrantName	WORLD FUNDS INC /MD/
Central Index Key	dei_EntityCentralIndexKey	0001040674
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	May 25, 2011
REMS Real Estate Value Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The REMS Real Estate Value-Opportunity Fund (the “Fund”) seeks to achieve long-term capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments.  For purposes of the Fund’s investment policies, a company principally engaged in the real estate industry is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial or residential real estate or has at least 50% of its assets in such real estate businesses. These include securities issued by real estate investment trusts (“REITs”) and real estate operating companies.  The Fund does not invest in real estate directly.

In selecting Fund investments, the Adviser applies a proprietary REIT Multi-Factor Model combined with in-depth industry and company specific research. The Adviser seeks to invest Fund assets in companies that it believes are well managed, have excellent fundamentals and are undervalued in relation to other securities in the same market sector based on net asset value and capital structure.  The portfolio of securities in which the Fund invests will normally be diversified as to geographic region, property type and tenant. The Fund may hold as few as twenty long positions and the Adviser may also take short positions in REITs, real estate operating companies and other real estate securities. The long equity securities generally will be of U.S. issuers that are considered by the Adviser to be undervalued and have dividend yields that exceed the ten-year U.S. Treasury yield. The Fund may borrow and, if so, will maintain varying levels of leverage depending on factors such as the price of the security relative to the underlying real estate and the returns of the security relative to the interest expense of the Fund.  Notwithstanding this expectation, the Fund will not use leverage, or will use leverage to a lesser extent, if the Adviser anticipates that leveraged assets in the Fund would result in a lower return to shareholders.

		In executing its investment strategy, the Fund may use leverage, i.e., borrow money for investing, for the purpose of enhancing returns and meeting operating expenses and redemption requests while maintaining investment capacity. The Fund may borrow and, if so, will maintain varying levels of leverage depending on factors such as the price of the security relative to the underlying real estate and the returns of the security relative to the interest expense of the Fund. Notwithstanding this expectation, the Fund will not use leverage, or will use leverage to a lesser extent, if the Adviser anticipates that leveraged assets in the Fund would result in lower returns to shareholders. The Fund may take short positions in individual securities or index funds when appropriate, in order to protect accumulated unrealized gains. The Adviser may also purchase securities for which there is a limited liquid market, companies with limited operating histories.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not guaranteed and you may lose money by investing in the Fund. The Fund is not a complete investment program. It has been designed to provide exposure to the real estate industry and is typically used in conjunction with a variety of other investments to provide investors with a full and appropriate asset allocation. The value of your investment will go up and down, which means you could lose money when you sell your shares.

Real Estate Market and REIT Risk. Since the Fund concentrates its assets in the real estate industry, your investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates.

Investment in Smaller Companies Risk. The Fund may be focused on smaller companies (those   companies   with  a  market  capitalization  of less than $1  billion).  Smaller real estate company stocks can be more volatile and  speculative  than, and perform  differently  from,  larger real estate company stocks. Smaller companies tend to have limited resources,  product, and market share and are  dependent on a smaller  management  group than larger companies.  As a result, their share prices tend to fluctuate  more than those of larger  companies.  Their  shares may also trade less  frequently and in limited  volume,  making them  potentially  less  liquid.  The  prices of small  company stocks may fall regardless of trends in the broader market.

Leverage Risk.  The Fund may use leverage in executing its investment strategy.  Leverage will increase the volatility of the Fund’s performance and its risk.  The amount of leverage may not exceed 33-1/3% of the Fund’s total assets (including the amount of the borrowings but reduced by any liabilities not constituting borrowings).  The amount of the Fund’s borrowings, and the interest rates at which the Fund borrows in particular, will affect the operating results of the Fund.  There can be no assurance that a leveraging strategy will be successful.

Short Sales Risk. The Fund may engage in short sales of securities and index funds in executing its investment strategy. Short sales may occur if the Adviser determines an event is likely to have a downward impact on the market price of a company’s securities. Such practices can, in certain circumstances, substantially increase the impact of adverse price movements on the Fund’s portfolio.

Stock Market Risk. Stock prices in general rise and fall as a result of investors’ perceptions of the market as a whole. If the stock market drops in value, the value of the Fund’s portfolio investments is also likely to decrease in value. The increase or decrease in the value of the Fund’s investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Non-Diversification Risk. The Fund is non-diversified and takes larger positions in a smaller number of issuers than a diversified fund. The change in the value of a single stock in the Fund’s portfolio may have a greater impact on the Fund’s net asset value than it would on a diversified fund. The Fund’s share price may fluctuate more than the share price of a comparable diversified fund.

		Investment Style Risk. The Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

The Fund acquired the assets and assumed the historical performance of another mutual fund (the “Predecessor Fund”) on November 25, 2005.  The performance shown in the bar chart and table for periods between that date and December 16, 2002 is the performance of the Predecessor Fund.  On December 16, 2002, the Predecessor Fund acquired the assets of an unregistered, similarly managed investment company (the “Partnership”).  Performance prior to that date is that of the Partnership.  The Partnership was not subject to the same investment and tax restrictions as the Predecessor Fund or the Fund; if it had been, the Partnership’s performance may have been lower.

Bar Chart [Heading]	rr_BarChartHeading	Year-By-Year Annual Returns
Annual Return 2001	rr_AnnualReturn2001	18.66%
Annual Return 2002	rr_AnnualReturn2002	2.21%
Annual Return 2003	rr_AnnualReturn2003	21.49%
Annual Return 2004	rr_AnnualReturn2004	18.66%
Annual Return 2005	rr_AnnualReturn2005	7.77%
Annual Return 2006	rr_AnnualReturn2006	24.94%
Annual Return 2007	rr_AnnualReturn2007	(10.27%)
Annual Return 2008	rr_AnnualReturn2008	(32.22%)
Annual Return 2009	rr_AnnualReturn2009	42.66%
Annual Return 2010	rr_AnnualReturn2010	32.98%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 34.51% (quarter ended June 30, 2009) and the lowest quarterly return was -33.64% (quarter ended September 30, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  Because the Partnership was not a regulated investment company and, therefore, did not distribute current or accumulated earnings and profits, after-tax returns are not included for the period of the Partnership’s operations (December 1, 1999 to December 16, 2002).

REMS Real Estate Value Opportunity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,824
REMS Real Estate Value Opportunity Fund | Institutional Shares | Return Before Taxes (Since Inception as a Mutual Fund)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.98%
5 Years	rr_AverageAnnualReturnYear05	7.56%
Since Inception	rr_AverageAnnualReturnSinceInception	10.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2006
REMS Real Estate Value Opportunity Fund | Institutional Shares | Return Before Taxes (Since Inception of the Partnership)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.98%
5 Years	rr_AverageAnnualReturnYear05	7.56%
Since Inception	rr_AverageAnnualReturnSinceInception	14.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1999
REMS Real Estate Value Opportunity Fund | Institutional Shares | Return After-Taxes on Distributions (Since Inception as a Mutual Fund)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.59%
5 Years	rr_AverageAnnualReturnYear05	4.74%
Since Inception	rr_AverageAnnualReturnSinceInception	7.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2006
REMS Real Estate Value Opportunity Fund | Institutional Shares | Return After-Taxes on Distributions (Since Inception of the Partnership)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.59%
5 Years	rr_AverageAnnualReturnYear05	4.74%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1999
REMS Real Estate Value Opportunity Fund | Institutional Shares | Return After-Taxes on Distributions and Sale of Fund Shares (Since Inception as a Mutual Fund)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.32%
5 Years	rr_AverageAnnualReturnYear05	5.01%
Since Inception	rr_AverageAnnualReturnSinceInception	7.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2006
REMS Real Estate Value Opportunity Fund | Institutional Shares | Return After-Taxes on Distributions and Sale of Fund Shares (Since Inception of the Partnership)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.32%
5 Years	rr_AverageAnnualReturnYear05	5.01%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1999
REMS Real Estate Value Opportunity Fund | NAREIT Equity Index(reflects no deduction for fees, expenses or taxes) (Since Inception as a Mutual Fund)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.95%
5 Years	rr_AverageAnnualReturnYear05	3.03%
Since Inception	rr_AverageAnnualReturnSinceInception	11.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2006
REMS Real Estate Value Opportunity Fund | NAREIT Equity Index(reflects no deduction for fees, expenses or taxes) (Since Inception of the Partnership)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.95%
5 Years	rr_AverageAnnualReturnYear05	3.03%
Since Inception	rr_AverageAnnualReturnSinceInception	12.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1999
[1]	Real Estate Management Services Group, LLC (the "Adviser") has contractually agreed to waive its fees and reimburse expenses indefinitely, so that the annual fund operating expenses for the Fund's Institutional Shares do not exceed 1.50% of the Fund's Institutional Shares' average daily net assets. This limit does not include brokerage commissions, taxes, interest, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board of Directors of the Company (the "Board").